GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 2.1%
16,305	Northrop Grumman Corp.	$ 5,735,610
10,101	Raytheon Co.	2,196,159

		7,931,769

Banks – 11.9%
358,803	Bank of America Corp.	11,955,316
102,906	BB&T Corp.	5,631,016
16,984	Cullen/Frost Bankers, Inc.	1,589,023
114,499	JPMorgan Chase & Co.	15,086,388
17,387	M&T Bank Corp.	2,864,335
137,578	Wells Fargo & Co.	7,492,498

		44,618,576

Biotechnology – 0.6%
9,766	Amgen, Inc.	2,292,276

Capital Markets – 5.5%
5,820	BlackRock, Inc.	2,880,376
18,651	CME Group, Inc.	3,781,117
83,120	Morgan Stanley	4,112,778
54,745	Northern Trust Corp.	5,870,854
40,783	Singapore Exchange Ltd. ADR (Singapore)	3,999,181

		20,644,306

Chemicals – 4.0%
85,473	DuPont de Nemours, Inc.	5,539,505
17,473	Ecolab, Inc.	3,261,685
30,994	Linde PLC (United Kingdom)	6,391,273

		15,192,463

Commercial Services & Supplies – 1.3%
55,879	Republic Services, Inc.	4,953,673

Communications Equipment – 1.3%
64,825	Cisco Systems, Inc.	2,937,221
75,509	Juniper Networks, Inc.	1,892,255

		4,829,476

Construction & Engineering – 0.7%
94,907	Vinci SA ADR (France)	2,584,318

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.1%
91,735	International Paper Co.	$ 4,251,000

Diversified Telecommunication Services – 3.1%
193,535	Verizon Communications, Inc.	11,658,548

Electric Utilities – 0.9%
51,883	Xcel Energy, Inc.	3,190,286

Electronic Equipment, Instruments & Components – 0.8%
31,477	TE Connectivity Ltd.	2,918,233

Energy Equipment & Services – 0.5%
81,384	Baker Hughes Co.	1,824,629

Entertainment – 2.3%
56,845	Walt Disney Co. (The)	8,616,565

Equity Real Estate Investment Trusts (REITs) – 5.0%
36,151	Crown Castle International Corp. REIT	4,831,943
54,242	Equity Residential REIT	4,615,994
109,080	Hudson Pacific Properties, Inc. REIT	3,905,064
160,446	SITE Centers Corp. REIT	2,324,863
54,795	Ventas, Inc. REIT	3,195,096

		18,872,960

Food & Staples Retailing – 2.5%
71,056	Kroger Co. (The)	1,942,671
63,968	Walmart, Inc.	7,617,949

		9,560,620

Food Products – 0.8%
101,716	Conagra Brands, Inc.	2,936,541

Health Care Equipment & Supplies – 4.2%
100,219	Medtronic PLC	11,163,395
31,354	Zimmer Biomet Holdings, Inc.	4,555,109

		15,718,504

Health Care Providers & Services – 2.4%
73,846	CVS Health Corp.	5,558,388
10,156	Humana, Inc.	3,465,532

		9,023,920

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.6%
61,566	Las Vegas Sands Corp.	$ 3,863,267
33,269	McDonald’s Corp.	6,470,155
25,823	Royal Caribbean Cruises Ltd.	3,099,276

		13,432,698

Household Durables – 1.0%
65,558	D.R. Horton, Inc.	3,628,635

Household Products – 3.0%
11,489	Clorox Co. (The)	1,703,014
79,925	Procter & Gamble Co. (The)	9,755,646

		11,458,660

Industrial Conglomerates – 1.7%
36,249	Honeywell International, Inc.	6,472,259

Insurance – 3.9%
24,549	Chubb Ltd.	3,718,683
34,182	Progressive Corp. (The)	2,496,995
33,709	Travelers Cos., Inc. (The)	4,608,694
19,938	Willis Towers Watson PLC	3,916,621

		14,740,993

IT Services – 1.8%
17,739	Automatic Data Processing, Inc.	3,029,466
26,732	Fidelity National Information Services, Inc.	3,693,026

		6,722,492

Machinery – 2.1%
21,924	Deere & Co.	3,684,328
25,827	Stanley Black & Decker, Inc.	4,073,951

		7,758,279

Media – 1.8%
151,009	Comcast Corp., Class A	6,667,047

Multi-Utilities – 3.6%
61,427	Ameren Corp.	4,565,869
37,216	CMS Energy Corp.	2,281,341
44,141	Sempra Energy	6,500,645

		13,347,855

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 7.4%
77,886	BP PLC ADR (United Kingdom)	$ 2,914,494
105,507	Chevron Corp.	12,358,035
27,473	Marathon Petroleum Corp.	1,665,963
129,656	Royal Dutch Shell PLC, Class B ADR (Netherlands)	7,469,482
149,412	Viper Energy Partners LP	3,544,053

		27,952,027

Personal Products – 1.2%
74,440	Unilever NV (United Kingdom)	4,432,902

Pharmaceuticals – 7.3%
87,532	AstraZeneca PLC ADR (United Kingdom)	4,243,551
49,069	Eli Lilly & Co.	5,758,247
93,657	Johnson & Johnson	12,876,901
122,373	Pfizer, Inc.	4,713,808

		27,592,507

Road & Rail – 1.5%
32,050	Union Pacific Corp.	5,640,480

Semiconductors & Semiconductor Equipment – 2.3%
147,911	Marvell Technology Group Ltd.	3,900,413
40,839	Texas Instruments, Inc.	4,909,256

		8,809,669

Software – 1.9%
27,745	Citrix Systems, Inc.	3,129,913
26,946	Microsoft Corp.	4,079,086

		7,208,999

Specialty Retail – 1.1%
19,520	Home Depot, Inc. (The)	4,304,355

Technology Hardware, Storage & Peripherals – 0.8%
11,753	Apple, Inc.	3,140,989

Tobacco – 1.0%
43,463	Philip Morris International, Inc.	3,604,387

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 1.6%
48,881	American Water Works Co., Inc.	$ 5,916,067

TOTAL COMMON STOCKS (Cost $316,909,654)		$374,449,963

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
461,472	1.613%	$ 461,472
(Cost $461,472)

TOTAL INVESTMENTS – 99.7% (Cost $317,371,126)		$374,911,435

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,081,775

NET ASSETS – 100.0%		$375,993,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Aerospace & Defense – 3.3%
236	Boeing Co. (The)	$ 86,418
402	Northrop Grumman Corp.	141,412

		227,830

Banks – 15.0%
2,791	Citigroup, Inc.	209,660
2,521	JPMorgan Chase & Co.	332,167
1,154	M&T Bank Corp.	190,110
5,396	Wells Fargo & Co.	293,866

		1,025,803

Chemicals – 5.5%
3,155	DuPont de Nemours, Inc.	204,476
824	Linde PLC (United Kingdom)	169,917

		374,393

Construction Materials – 1.8%
455	Martin Marietta Materials, Inc.	122,122

Consumer Finance – 2.9%
1,672	American Express Co.	200,841

Entertainment – 2.5%
3,076	Activision Blizzard, Inc.	168,657

Equity Real Estate Investment Trusts (REITs) – 5.1%
1,091	Alexandria Real Estate Equities, Inc. REIT	177,309
809	AvalonBay Communities, Inc. REIT	173,458

		350,767

Food & Staples Retailing – 5.3%
3,055	Walmart, Inc.	363,820

Health Care Equipment & Supplies – 6.2%
5,343	Boston Scientific Corp.*	231,085
1,311	Zimmer Biomet Holdings, Inc.	190,462

		421,547

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.2%
643	Humana, Inc.	$ 219,411

Hotels, Restaurants & Leisure – 1.9%
1,065	Royal Caribbean Cruises Ltd.	127,821

Industrial Conglomerates – 6.6%
14,644	General Electric Co.	165,038
1,620	Honeywell International, Inc.	289,251

		454,289

Insurance – 2.3%
799	Willis Towers Watson PLC	156,956

Interactive Media & Services – 5.4%
284	Alphabet, Inc., Class A*	370,362

Machinery – 2.4%
1,050	Stanley Black & Decker, Inc.	165,627

Multi-Utilities – 4.3%
3,974	Ameren Corp.	295,387

Oil, Gas & Consumable Fuels – 6.5%
2,238	Cheniere Energy, Inc.*	135,488
1,866	Chevron Corp.	218,565
1,431	Marathon Petroleum Corp.	86,776

		440,829

Pharmaceuticals – 8.1%
4,590	AstraZeneca PLC ADR (United Kingdom)	222,523
3,326	Elanco Animal Health, Inc.*	92,164
1,764	Johnson & Johnson	242,532

		557,219

Road & Rail – 2.7%
1,049	Union Pacific Corp.	184,613

Semiconductors & Semiconductor Equipment – 2.0%
5,269	Marvell Technology Group Ltd.	138,943

Software – 4.3%
1,283	Citrix Systems, Inc.	144,735

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,005	Microsoft Corp.	$ 152,137

		296,872

TOTAL COMMON STOCKS (Cost $6,077,619)		$6,664,109

Shares	Dividend Rate	Value

Investment Company – 2.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
145,651	1.613%	$ 145,651
(Cost $145,651)

TOTAL INVESTMENTS – 99.4% (Cost $6,223,270)		$6,809,760

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		37,609

NET ASSETS – 100.0%		$6,847,369

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 1.7%
10,436	Boeing Co. (The)	$ 3,821,454
11,684	Northrop Grumman Corp.	4,110,081

		7,931,535

Auto Components – 0.7%
33,452	Aptiv PLC	3,140,474

Banks – 11.9%
227,403	Bank of America Corp.	7,577,068
132,515	Citigroup, Inc.	9,954,527
144,665	JPMorgan Chase & Co.	19,061,060
35,585	M&T Bank Corp.	5,862,273
243,930	Wells Fargo & Co.	13,284,428

		55,739,356

Beverages – 0.7%
17,393	Constellation Brands, Inc., Class A	3,236,142

Capital Markets – 3.5%
9,454	BlackRock, Inc.	4,678,879
45,940	Intercontinental Exchange, Inc.	4,326,170
85,546	Morgan Stanley	4,232,816
29,348	Northern Trust Corp.	3,147,279

		16,385,144

Chemicals – 3.2%
19,001	Celanese Corp.	2,385,956
87,241	DuPont de Nemours, Inc.	5,654,089
33,561	Linde PLC (United Kingdom)	6,920,614

		14,960,659

Commercial Services & Supplies – 0.5%
26,941	Waste Connections, Inc.	2,439,508

Communications Equipment – 0.8%
36,753	Cisco Systems, Inc.	1,665,278
84,296	Juniper Networks, Inc.	2,112,458

		3,777,736

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.6%
11,149	Martin Marietta Materials, Inc.	$ 2,992,392

Consumer Finance – 1.3%
52,232	American Express Co.	6,274,108

Containers & Packaging – 0.6%
25,780	Packaging Corp. of America	2,884,782

Diversified Financial Services – 3.9%
83,848	Berkshire Hathaway, Inc., Class B*	18,471,714

Diversified Telecommunication Services – 2.6%
205,968	Verizon Communications, Inc.	12,407,512

Electric Utilities – 2.6%
30,010	NextEra Energy, Inc.	7,016,938
85,546	Xcel Energy, Inc.	5,260,224

		12,277,162

Energy Equipment & Services – 0.5%
97,141	Baker Hughes Co.	2,177,901

Entertainment – 3.5%
99,460	Activision Blizzard, Inc.	5,453,392
72,075	Walt Disney Co. (The)	10,925,128

		16,378,520

Equity Real Estate Investment Trusts (REITs) – 4.2%
28,130	Alexandria Real Estate Equities, Inc. REIT	4,571,687
28,863	AvalonBay Communities, Inc. REIT	6,188,516
34,013	Extra Space Storage, Inc. REIT	3,607,079
145,438	Hudson Pacific Properties, Inc. REIT	5,206,680

		19,573,962

Food & Staples Retailing – 2.3%
88,846	Walmart, Inc.	10,580,670

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.3%
76,982	Conagra Brands, Inc.	$ 2,222,470
76,127	Mondelez International, Inc., Class A	3,999,713

		6,222,183

Gas Utilities – 0.8%
34,790	Atmos Energy Corp.	3,721,138

Health Care Equipment & Supplies – 4.2%
10,224	ABIOMED, Inc.*	2,005,744
83,666	Boston Scientific Corp.*	3,618,555
9,990	Cooper Cos., Inc. (The)	3,127,769
37,823	Danaher Corp.	5,521,402
38,447	Zimmer Biomet Holdings, Inc.	5,585,580

		19,859,050

Health Care Providers & Services – 2.6%
94,287	CVS Health Corp.	7,096,983
14,449	Humana, Inc.	4,930,432

		12,027,415

Hotels, Restaurants & Leisure – 2.5%
40,853	McDonald’s Corp.	7,945,091
33,452	Royal Caribbean Cruises Ltd.	4,014,909

		11,960,000

Household Products – 2.5%
94,376	Procter & Gamble Co. (The)	11,519,535

Industrial Conglomerates – 3.0%
637,791	General Electric Co.	7,187,905
37,822	Honeywell International, Inc.	6,753,118

		13,941,023

Insurance – 4.8%
48,705	Allstate Corp. (The)	5,423,302
36,395	American Financial Group, Inc.	3,992,895
69,399	American International Group, Inc.	3,654,551
39,427	Chubb Ltd.	5,972,402

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
18,575	Willis Towers Watson PLC	$ 3,648,873

		22,692,023

Interactive Media & Services – 1.5%
3,478	Alphabet, Inc., Class A*	4,535,625
12,219	Facebook, Inc., Class A*	2,463,839

		6,999,464

IT Services – 1.5%
53,968	Cognizant Technology Solutions Corp., Class A	3,459,888
27,297	Fidelity National Information Services, Inc.	3,771,081

		7,230,969

Life Sciences Tools & Services – 0.6%
33,629	Agilent Technologies, Inc.	2,716,214

Machinery – 3.1%
24,619	Deere & Co.	4,137,223
70,826	ITT, Inc.	4,942,238
34,878	Stanley Black & Decker, Inc.	5,501,656

		14,581,117

Media – 1.5%
161,098	Comcast Corp., Class A	7,112,477

Multi-Utilities – 1.9%
66,010	Ameren Corp.	4,906,523
69,043	CMS Energy Corp.	4,232,336

		9,138,859

Oil, Gas & Consumable Fuels – 6.0%
53,789	Cheniere Energy, Inc.*	3,256,386
98,123	Chevron Corp.	11,493,147
51,291	EOG Resources, Inc.	3,636,532
96,785	Exxon Mobil Corp.	6,593,962
52,095	Marathon Petroleum Corp.	3,159,041

		28,139,068

Pharmaceuticals – 6.2%
83,672	AstraZeneca PLC ADR (United Kingdom)	4,056,419

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
155,658	Elanco Animal Health, Inc.*	$ 4,313,283
41,747	Eli Lilly & Co.	4,899,010
99,104	Johnson & Johnson	13,625,809
62,977	Pfizer, Inc.	2,425,874

		29,320,395

Road & Rail – 2.0%
25,064	Norfolk Southern Corp.	4,849,884
25,422	Union Pacific Corp.	4,474,018

		9,323,902

Semiconductors & Semiconductor Equipment – 3.2%
146,827	Intel Corp.	8,523,307
114,089	Marvell Technology Group Ltd.	3,008,527
19,268	NXP Semiconductors NV (Netherlands)	2,226,995
12,579	Texas Instruments, Inc.	1,512,122

		15,270,951

Software – 1.4%
35,860	Citrix Systems, Inc.	4,045,367
18,108	Microsoft Corp.	2,741,189

		6,786,556

Specialty Retail – 0.6%
24,888	Ross Stores, Inc.	2,890,741

Textiles, Apparel & Luxury Goods – 1.0%
46,564	PVH Corp.	4,514,845

Tobacco – 1.4%
77,963	Philip Morris International, Inc.	6,465,472

Water Utilities – 0.8%
32,471	American Water Works Co., Inc.	3,929,965

TOTAL COMMON STOCKS (Cost $395,940,816)		$467,992,639

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,521,637	1.613%	$ 1,521,637
(Cost $1,521,637)

TOTAL INVESTMENTS – 99.8% (Cost $397,462,453)		$469,514,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		856,885

NET ASSETS – 100.0%		$470,371,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 1.6%
94,402	L3Harris Technologies, Inc.	$ 18,983,298

Auto Components – 0.9%
115,411	Aptiv PLC	10,834,785

Banks – 5.5%
316,591	Citizens Financial Group, Inc.	12,176,090
227,359	Fifth Third Bancorp	6,863,968
85,961	First Republic Bank	9,447,114
145,133	M&T Bank Corp.	23,909,211
97,105	SunTrust Banks, Inc.	6,878,918
190,858	Synovus Financial Corp.	7,269,781

		66,545,082

Beverages – 1.4%
175,400	Coca-Cola European Partners PLC (United Kingdom)	8,850,684
43,830	Constellation Brands, Inc., Class A	8,155,010

		17,005,694

Biotechnology – 0.4%
118,688	Agios Pharmaceuticals, Inc.*	4,616,963

Capital Markets – 3.6%
50,039	Cboe Global Markets, Inc.	5,949,637
62,801	Evercore, Inc., Class A	4,859,541
105,315	Northern Trust Corp.	11,293,981
136,070	Raymond James Financial, Inc.	12,221,807
69,250	T. Rowe Price Group, Inc.	8,556,530

		42,881,496

Chemicals – 2.6%
99,134	Celanese Corp.	12,448,257
430,011	Corteva, Inc.	11,188,886
118,787	W.R. Grace & Co.	7,938,535

		31,575,678

Communications Equipment – 2.6%
32,995	F5 Networks, Inc.*	4,807,701
254,255	Juniper Networks, Inc.	6,371,630

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
66,399	Motorola Solutions, Inc.	$ 11,108,553
611,634	Viavi Solutions, Inc.*	9,186,743

		31,474,627

Construction Materials – 1.2%
55,832	Martin Marietta Materials, Inc.	14,985,309

Consumer Finance – 0.6%
86,080	Discover Financial Services	7,305,610

Containers & Packaging – 2.5%
180,975	Ball Corp.	11,955,208
163,215	Packaging Corp. of America	18,263,759

		30,218,967

Electric Utilities – 2.0%
388,043	Xcel Energy, Inc.	23,860,764

Electrical Equipment – 1.4%
54,599	AMETEK, Inc.	5,405,847
56,406	Rockwell Automation, Inc.	11,046,551

		16,452,398

Electronic Equipment, Instruments & Components – 0.6%
184,430	National Instruments Corp.	7,768,192

Energy Equipment & Services – 1.5%
490,895	Baker Hughes Co.	11,005,866
371,526	TechnipFMC PLC (United Kingdom)	6,999,550

		18,005,416

Entertainment – 0.8%
145,709	World Wrestling Entertainment, Inc., Class A	9,036,872

Equity Real Estate Investment Trusts (REITs) – 11.7%
100,759	Alexandria Real Estate Equities, Inc. REIT	16,375,353
94,113	AvalonBay Communities, Inc. REIT	20,178,768

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
85,661	Boston Properties, Inc. REIT	$ 11,867,475
124,372	Camden Property Trust REIT	13,873,697
178,268	Equity LifeStyle Properties, Inc. REIT	13,206,093
41,759	Essex Property Trust, Inc. REIT	13,036,325
56,891	Extra Space Storage, Inc. REIT	6,033,290
446,130	Healthpeak Properties, Inc. REIT	15,561,014
189,226	Hudson Pacific Properties, Inc. REIT	6,774,291
273,417	Invitation Homes, Inc. REIT	8,347,421
97,341	Prologis, Inc. REIT	8,911,569
77,079	Ryman Hospitality Properties, Inc. REIT	6,877,759

		141,043,055

Food & Staples Retailing – 1.7%
208,243	Grocery Outlet Holding Corp.*	6,899,091
333,068	US Foods Holding Corp.*	13,246,114

		20,145,205

Food Products – 2.0%
100,348	Lamb Weston Holdings, Inc.	8,427,225
230,616	Nomad Foods Ltd. (United Kingdom)*	4,842,936
123,160	Tyson Foods, Inc., Class A	11,070,852

		24,341,013

Gas Utilities – 1.3%
141,953	Atmos Energy Corp.	15,183,293

Health Care Equipment & Supplies – 4.0%
44,057	Cooper Cos., Inc. (The)	13,793,806
105,489	DENTSPLY SIRONA, Inc.	5,964,348
192,218	Zimmer Biomet Holdings, Inc.	27,925,431

		47,683,585

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 0.5%
37,787	Laboratory Corp. of America Holdings*	$ 6,510,322

Health Care Technology – 0.5%
434,572	Change Healthcare, Inc.*	5,814,573

Hotels, Restaurants & Leisure – 3.5%
426,440	MGM Resorts International	13,624,758
45,214	Restaurant Brands International, Inc. (Canada)	2,967,395
155,081	Royal Caribbean Cruises Ltd.	18,612,822
56,637	Wynn Resorts Ltd.	6,844,581

		42,049,556

Household Durables – 0.9%
199,952	D.R. Horton, Inc.	11,067,343

Industrial Conglomerates – 0.8%
58,275	Carlisle Cos., Inc.	9,089,734

Insurance – 7.5%
99,686	American Financial Group, Inc.	10,936,551
212,977	Arch Capital Group Ltd.*	8,938,645
97,184	Globe Life, Inc.	9,986,628
39,051	Hanover Insurance Group, Inc. (The)	5,308,202
179,175	Hartford Financial Services Group, Inc. (The)	11,083,765
126,050	Lincoln National Corp.	7,443,253
10,749	Markel Corp.*	12,206,027
56,320	Reinsurance Group of America, Inc.	9,318,707
74,862	Willis Towers Watson PLC	14,705,891

		89,927,669

Interactive Media & Services – 0.5%
368,734	Snap, Inc., Class A*	5,623,194

IT Services – 1.6%
97,011	Fidelity National Information Services, Inc.	13,402,069

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
63,943	InterXion Holding NV (Netherlands)*	$ 5,437,713

		18,839,782

Life Sciences Tools & Services – 1.3%
194,202	Agilent Technologies, Inc.	15,685,696

Machinery – 5.8%
200,956	Flowserve Corp.	9,786,557
152,001	Fortive Corp.	10,969,912
51,129	Ingersoll-Rand PLC	6,703,523
309,201	ITT, Inc.	21,576,046
133,878	Stanley Black & Decker, Inc.	21,117,916

		70,153,954

Media – 1.9%
88,212	Liberty Broadband Corp., Class C*	10,540,452
253,450	Liberty Media Corp.-Liberty SiriusXM, Class A*	12,343,015

		22,883,467

Metals & Mining – 1.8%
790,434	Freeport-McMoRan, Inc.	8,995,139
375,619	Steel Dynamics, Inc.	12,669,629

		21,664,768

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
285,966	Starwood Property Trust, Inc. REIT	7,006,167

Multiline Retail – 0.6%
44,936	Dollar General Corp.	7,071,129

Multi-Utilities – 6.2%
193,065	Ameren Corp.	14,350,522
333,299	CMS Energy Corp.	20,431,229
245,011	Public Service Enterprise Group, Inc.	14,531,602
172,211	Sempra Energy	25,361,514

		74,674,867

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.4%
243,194	Cheniere Energy, Inc.*	$ 14,722,965
65,770	Diamondback Energy, Inc.	5,086,652
82,403	Marathon Petroleum Corp.	4,996,918
466,531	Parsley Energy, Inc., Class A	6,988,634
365,779	Viper Energy Partners LP	8,676,278

		40,471,447

Pharmaceuticals – 1.2%
153,853	Catalent, Inc.*	7,998,817
213,976	Elanco Animal Health, Inc.*	5,929,275

		13,928,092

Road & Rail – 1.9%
231,179	Knight-Swift Transportation Holdings, Inc.	8,551,311
74,157	Old Dominion Freight Line, Inc.	14,207,740

		22,759,051

Semiconductors & Semiconductor Equipment – 3.2%
50,122	Analog Devices, Inc.	5,661,280
667,647	Marvell Technology Group Ltd.	17,605,851
71,331	MKS Instruments, Inc.	7,581,059
77,865	Skyworks Solutions, Inc.	7,654,129

		38,502,319

Software – 0.9%
96,884	Citrix Systems, Inc.	10,929,484

Specialty Retail – 0.6%
31,777	Burlington Stores, Inc.*	7,149,825

Technology Hardware, Storage & Peripherals – 0.6%
131,147	Western Digital Corp.	6,600,629

Textiles, Apparel & Luxury Goods – 1.4%
160,536	Capri Holdings Ltd.*	5,962,307

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
114,776	PVH Corp.	$ 11,128,681

		17,090,988

Water Utilities – 1.2%
116,311	American Water Works Co., Inc.	14,077,120

TOTAL COMMON STOCKS (Cost $1,006,437,101)		$1,179,518,478

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,332,543	1.613%	$ 15,332,543
(Cost $15,332,543)

TOTAL INVESTMENTS – 99.6% (Cost $1,021,769,644)		$1,194,851,021

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,579,457

NET ASSETS – 100.0%		$1,200,430,478

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.0%
364,925	Aerojet Rocketdyne Holdings, Inc.*	$ 16,129,685
42,147	Curtiss-Wright Corp.	5,787,205
251,654	Ducommun, Inc.*	12,300,847
990,468	Triumph Group, Inc.	27,445,868

		61,663,605

Air Freight & Logistics – 0.4%
758,363	Air Transport Services Group, Inc.*	18,663,313
179,212	Atlas Air Worldwide Holdings, Inc.*	4,675,641

		23,338,954

Airlines – 1.0%
968,627	SkyWest, Inc.	60,674,795

Auto Components – 1.3%
495,608	Adient PLC*	10,833,991
664,418	American Axle & Manufacturing Holdings, Inc.*	6,551,161
1,918,608	Dana, Inc.	32,520,406
166,378	Dorman Products, Inc.*	12,365,213
124,223	Visteon Corp.*	11,618,577

		73,889,348

Banks – 18.7%
370,465	Amalgamated Bank, Class A	7,083,291
685,908	Ameris Bancorp	29,939,884
1,190,926	Atlantic Union Bankshares Corp.	45,017,003
1,264,177	BancorpSouth Bank	39,315,905
169,066	Bank of Hawaii Corp.	15,234,537
947,311	Banner Corp.	51,751,600
1,408,801	Brookline Bancorp, Inc.	22,611,256
371,781	Bryn Mawr Bank Corp.	14,599,840
2,171,402	CenterState Bank Corp.	55,218,753
1,248,843	Columbia Banking System, Inc.	48,804,784
691,771	Community Bank System, Inc.	46,936,662
937,082	ConnectOne Bancorp, Inc.	23,605,096
2,198,081	CVB Financial Corp.	46,951,010
627,866	FB Financial Corp.	24,172,841
986,885	First Financial Bankshares, Inc.	34,116,614
1,162,796	First Merchants Corp.	47,081,610
1,239,167	First Midwest Bancorp, Inc.	26,716,441
246,907	First of Long Island Corp. (The)	5,982,557
357,535	Flushing Financial Corp.	7,579,742

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
309,339	German American Bancorp, Inc.	$ 10,424,724
1,268,230	Glacier Bancorp, Inc.	55,611,885
1,065,299	Great Western Bancorp, Inc.	36,614,327
680,449	Heritage Financial Corp.	18,766,783
1,082,604	Home BancShares, Inc.	20,374,607
613,075	Independent Bank Corp.	51,620,915
585,006	Independent Bank Group, Inc.	33,713,896
659,171	Lakeland Financial Corp.	31,060,138
640,984	Pacific Premier Bancorp, Inc.	20,537,127
409,195	Pinnacle Financial Partners, Inc.	25,132,757
170,767	Prosperity Bancshares, Inc.	11,996,382
1,258,545	Renasant Corp.	44,552,493
428,575	Sandy Spring Bancorp, Inc.	15,154,412
433,052	South State Corp.	36,064,571
212,531	TCF Financial Corp.	9,030,442
683,093	Towne Bank/Portsmouth VA	19,229,068
547,430	TriCo Bancshares	21,158,169
1,619,942	United Community Banks, Inc.	50,218,202

		1,103,980,324

Biotechnology – 0.7%
319,762	Emergent BioSolutions, Inc.*	17,542,143
294,083	Medicines Co. (The)*	24,761,789

		42,303,932

Building Products – 0.5%
122,468	American Woodmark Corp.*	12,601,957
338,523	Patrick Industries, Inc.*	16,763,659

		29,365,616

Capital Markets – 1.8%
512,973	Brightsphere Investment Group, Inc.	4,939,930
586,571	Houlihan Lokey, Inc.	27,961,840
277,975	PJT Partners, Inc., Class A	11,847,294
799,012	Stifel Financial Corp.	49,954,230
557,553	Virtu Financial, Inc., Class A	9,255,380

		103,958,674

Chemicals – 1.6%
470,113	HB Fuller Co.	23,449,236
234,373	Ingevity Corp.*	21,166,226
115,031	Innospec, Inc.	11,319,050
238,194	Kraton Corp.*	5,366,511

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
634,732	PolyOne Corp.	$ 20,013,100
54,642	Quaker Chemical Corp.	8,154,226
281,074	Tronox Holdings PLC, Class A	3,254,837

		92,723,186

Commercial Services & Supplies – 0.4%
586,183	ABM Industries, Inc.	22,269,092

Communications Equipment – 2.0%
727,681	Lumentum Holdings, Inc.*	53,600,983
1,177,447	NetScout Systems, Inc.*	29,671,664
295,474	Plantronics, Inc.	7,487,311
1,766,721	Viavi Solutions, Inc.*	26,536,149

		117,296,107

Construction & Engineering – 0.8%
375,915	EMCOR Group, Inc.	33,430,121
511,372	Granite Construction, Inc.	13,172,943

		46,603,064

Construction Materials – 0.4%
948,802	Summit Materials, Inc., Class A*	22,647,904

Consumer Finance – 0.1%
296,924	Oportun Financial Corp.*	6,291,820

Diversified Consumer Services – 0.7%
88,497	Chegg, Inc.*	3,431,029
351,804	Laureate Education, Inc., Class A*	6,103,799
917,605	OneSpaWorld Holdings Ltd. (Bahamas)*(a)	14,984,490
371,153	WW International, Inc.*	16,067,213

		40,586,531

Diversified Financial Services – 0.1%
197,763	Alerus Financial Corp.	4,325,077

Electric Utilities – 3.4%
596,623	ALLETE, Inc.	47,795,469
281,690	IDACORP, Inc.	29,591,534
964,928	PNM Resources, Inc.	46,750,762
1,334,173	Portland General Electric Co.	74,059,943

		198,197,708

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.4%
907,005	nVent Electric PLC	$ 22,412,094

Electronic Equipment, Instruments & Components – 2.9%
277,642	Anixter International, Inc.*	23,832,789
743,023	CTS Corp.	20,343,970
242,073	FARO Technologies, Inc.*	11,793,797
431,000	II-VI, Inc.*	12,580,890
841,341	KEMET Corp.	22,480,631
1,173,146	Knowles Corp.*	25,691,897
44,983	Rogers Corp.*	5,848,690
308,917	SYNNEX Corp.	37,938,097
876,564	TTM Technologies, Inc.*	11,754,723

		172,265,484

Energy Equipment & Services – 1.2%
1,388,879	Apergy Corp.*	35,471,970
1,165,189	Cactus, Inc., Class A	35,177,056

		70,649,026

Entertainment – 0.1%
92,589	Live Nation Entertainment, Inc.*	6,463,638

Equity Real Estate Investment Trusts (REITs) – 10.3%
1,819,700	Acadia Realty Trust REIT	48,913,536
666,010	Chatham Lodging Trust REIT	12,187,983
1,843,942	Columbia Property Trust, Inc. REIT	38,280,236
757,867	CyrusOne, Inc. REIT	47,215,114
1,645,635	Healthcare Realty Trust, Inc. REIT	54,618,626
928,151	Hudson Pacific Properties, Inc. REIT	33,227,806
235,637	Life Storage, Inc. REIT	25,806,964
558,398	National Health Investors, Inc. REIT	45,224,654
1,492,466	Park Hotels & Resorts, Inc. REIT	35,296,821
2,008,468	Pebblebrook Hotel Trust REIT	52,621,862
887,880	Preferred Apartment Communities, Inc., Class A REIT	12,226,108
306,848	PS Business Parks, Inc. REIT	54,186,288
2,681,658	RLJ Lodging Trust REIT	45,829,535
554,498	Safehold, Inc. REIT	22,651,243
1,715,799	STAG Industrial, Inc. REIT	53,172,611
1,370,069	Urban Edge Properties REIT	28,401,530

		609,860,917

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.4%
553,440	BJ’s Wholesale Club Holdings, Inc.*	$ 13,116,528
111,652	Grocery Outlet Holding Corp.*	3,699,031
208,490	Performance Food Group Co.*	9,811,539

		26,627,098

Food Products – 1.6%
1,187,392	Darling Ingredients, Inc.*	28,259,930
1,906,096	Hostess Brands, Inc.*	25,636,991
1,119,274	Nomad Foods Ltd. (United Kingdom)*	23,504,754
607,814	Simply Good Foods Co. (The)*	16,793,901

		94,195,576

Gas Utilities – 1.3%
508,483	Chesapeake Utilities Corp.	46,343,140
696,572	New Jersey Resources Corp.	29,632,173

		75,975,313

Health Care Equipment & Supplies – 1.8%
782,838	Avanos Medical, Inc.*	27,133,165
238,924	CONMED Corp.	27,062,921
261,111	Integra LifeSciences Holdings Corp.*	15,925,160
263,132	Orthofix Medical, Inc.*	11,946,193
762,058	Wright Medical Group NV*	22,686,467

		104,753,906

Health Care Providers & Services – 0.7%
621,866	Acadia Healthcare Co., Inc.*	19,999,210
346,974	AMN Healthcare Services, Inc.*	20,634,544

		40,633,754

Health Care Technology – 0.9%
3,058,578	Allscripts Healthcare Solutions, Inc.*	32,971,471
476,720	HMS Holdings Corp.*	14,396,944
358,479	Vocera Communications, Inc.*	7,778,994

		55,147,409

Hotels, Restaurants & Leisure – 2.3%
1,192,421	Boyd Gaming Corp.	35,069,102
136,687	Eldorado Resorts, Inc.*	7,314,121
249,465	Jack in the Box, Inc.	19,780,080
566,649	Marriott Vacations Worldwide Corp.	69,607,163

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
277,959	Wendy’s Co. (The)	$ 5,959,441

		137,729,907

Household Durables – 1.5%
994,838	KB Home	34,401,498
349,727	Meritage Homes Corp.*	23,270,835
273,690	TopBuild Corp.*	30,182,533

		87,854,866

Household Products – 0.1%
267,284	Central Garden & Pet Co., Class A*	6,684,773

Insurance – 4.1%
283,509	AMERISAFE, Inc.	19,165,208
332,765	BRP Group, Inc., Class A*	5,730,213
440,106	CNO Financial Group, Inc.	7,974,721
137,333	Enstar Group Ltd. (Bermuda)*	28,044,772
334,502	Kemper Corp.	24,726,388
387,682	Kinsale Capital Group, Inc.	39,256,679
219,866	Primerica, Inc.	29,426,866
214,553	ProAssurance Corp.	8,067,193
397,074	RLI Corp.	36,280,651
683,813	Selective Insurance Group, Inc.	45,282,097

		243,954,788

Interactive Media & Services – 0.3%
1,136,893	Cars.com, Inc.*	15,109,308

IT Services – 1.8%
76,279	CACI International, Inc., Class A*	18,255,091
1,884,999	KBR, Inc.	56,116,420
663,636	LiveRamp Holdings, Inc.*	33,241,527

		107,613,038

Leisure Products – 0.6%
1,605,633	Callaway Golf Co.	33,365,054

Life Sciences Tools & Services – 0.7%
731,074	Syneos Health, Inc.*	40,143,273

Machinery – 4.8%
134,809	Alamo Group, Inc.	15,476,073
478,731	CIRCOR International, Inc.*	21,236,507
279,754	Columbus McKinnon Corp.	11,492,294

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
772,232	Federal Signal Corp.	$ 25,437,322
1,031,446	Kennametal, Inc.	35,925,264
367,551	Navistar International Corp.*	12,000,540
72,497	RBC Bearings, Inc.*	12,025,803
1,890,441	Rexnord Corp.*	59,719,031
626,150	Terex Corp.	17,576,031
1,198,919	TriMas Corp.*	37,142,511
339,370	Watts Water Technologies, Inc., Class A	32,905,315

		280,936,691

Media – 1.5%
1,042,906	Gray Television, Inc.*	21,108,417
1,422,152	Liberty Latin America Ltd., Class C (Chile)*	25,513,407
297,843	Nexstar Media Group, Inc., Class A	32,080,669
703,396	TEGNA, Inc.	10,797,129

		89,499,622

Metals & Mining – 2.1%
1,099,254	Allegheny Technologies, Inc.*	25,348,797
274,081	Carpenter Technology Corp.	14,408,438
1,608,462	Commercial Metals Co.	34,356,748
2,342,007	Constellium SE*	33,115,979
167,179	Kaiser Aluminum Corp.	18,319,475
10,598	Royal Gold, Inc.	1,242,828

		126,792,265

Mortgage Real Estate Investment Trusts (REITs) – 2.5%
635,829	Granite Point Mortgage Trust, Inc. REIT	11,553,013
5,273,876	MFA Financial, Inc. REIT	40,397,890
1,115,747	PennyMac Mortgage Investment Trust REIT	25,762,598
2,122,365	Redwood Trust, Inc. REIT	34,339,866
2,448,504	Two Harbors Investment Corp. REIT	35,601,248

		147,654,615

Oil, Gas & Consumable Fuels – 4.0%
460,916	Brigham Minerals, Inc., Class A	8,923,334
788,406	Callon Petroleum Co.*(a)	2,877,682
989,369	Centennial Resource Development, Inc., Class A*	3,057,150
683,890	Delek US Holdings, Inc.	23,464,266

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
488,921	Euronav NV (Belgium)	$ 5,309,682
1,837,278	Falcon Minerals Corp.	11,850,443
2,312,065	Golar LNG Ltd. (Bermuda)	30,103,086
1,489,803	Matador Resources Co.*	20,976,426
265,982	PBF Energy, Inc., Class A	8,325,237
777,822	PDC Energy, Inc.*	17,679,894
977,124	Rattler Midstream LP	15,546,043
2,142,609	Viper Energy Partners LP	50,822,685
3,777,384	WPX Energy, Inc.*	37,169,459

		236,105,387

Paper & Forest Products – 0.1%
165,626	Boise Cascade Co.	6,280,538

Personal Products – 0.4%
1,051,180	BellRing Brands, Inc., Class A*	21,055,135

Pharmaceuticals – 0.5%
762,630	Prestige Consumer Healthcare, Inc.*	28,804,535

Professional Services – 0.5%
432,028	ASGN, Inc.*	28,950,197
27,062	ICF International, Inc.	2,428,273

		31,378,470

Real Estate Management & Development – 0.5%
1,380,398	Kennedy-Wilson Holdings, Inc.	31,210,799

Road & Rail – 1.2%
546,613	Saia, Inc.*	51,873,574
573,036	Werner Enterprises, Inc.	21,064,803

		72,938,377

Semiconductors & Semiconductor Equipment – 2.2%
111,671	Cohu, Inc.	1,981,044
436,773	Entegris, Inc.	20,668,098
1,022,426	MACOM Technology Solutions Holdings, Inc.*	25,223,249
732,808	Onto Innovation, Inc.*	24,593,037
401,117	Semtech Corp.*	19,438,130
148,182	Silicon Laboratories, Inc.*	15,696,919

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
372,313	Synaptics, Inc.*	$ 21,281,411

		128,881,888

Software – 1.5%
674,250	Avaya Holdings Corp.*	8,610,173
276,143	Bottomline Technologies DE, Inc.*	13,666,317
248,292	CommVault Systems, Inc.*	12,568,541
424,854	Cornerstone OnDemand, Inc.*	26,200,746
507,236	Verint Systems, Inc.*	24,656,742

		85,702,519

Specialty Retail – 2.8%
215,870	Aaron’s, Inc.	12,606,808
132,681	Asbury Automotive Group, Inc.*	14,706,362
444,363	Bed Bath & Beyond, Inc.(a)	6,478,813
86,819	Burlington Stores, Inc.*	19,534,275
61,235	Designer Brands, Inc., Class A	1,010,377
284,378	Dick’s Sporting Goods, Inc.	13,027,356
111,857	Genesco, Inc.*	4,154,369
290,665	Group 1 Automotive, Inc.	29,964,655
346,379	Guess?, Inc.	6,667,796
1,302,785	Michaels Cos., Inc. (The)*	10,656,781
125,966	Rent-A-Center, Inc.	3,278,895
145,790	RH*	29,972,966
384,905	Sally Beauty Holdings, Inc.*	7,093,799
207,807	Shoe Carnival, Inc.(a)	7,377,149

		166,530,401

Textiles, Apparel & Luxury Goods – 0.8%
62,722	Columbia Sportswear Co.	5,801,785
341,880	Crocs, Inc.*	11,931,612
128,889	Deckers Outdoor Corp.*	21,676,552
313,236	G-III Apparel Group Ltd.*	9,271,786

		48,681,735

Thrifts & Mortgage Finance – 2.6%
3,698,731	MGIC Investment Corp.	53,298,714
1,302,481	OceanFirst Financial Corp.	31,233,494
1,016,261	Provident Financial Services, Inc.	24,715,468
1,152,104	Washington Federal, Inc.	42,408,948

		151,656,624

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.4%
1,216,935	Beacon Roofing Supply, Inc.*	$ 36,082,123
537,321	Foundation Building Materials, Inc.*	10,982,841
699,441	H&E Equipment Services, Inc.	23,081,553
445,311	Herc Holdings, Inc.*	20,822,742
479,489	Kaman Corp.	30,495,500
948,985	Univar Solutions, Inc.*	22,225,229

		143,689,988

Water Utilities – 0.3%
241,518	SJW Group	17,104,305

TOTAL COMMON STOCKS (Cost $4,741,022,818)		$5,816,458,853

Exchange-Traded Fund – 0.3%
146,808	iShares Russell 2000 Value ETF
(Cost $16,835,699)		$ 18,368,617

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
64,949,001	1.613%	$ 64,949,001
(Cost $64,949,001)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $4,822,807,518)		$5,899,776,471

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,233,898	1.613%	$ 12,233,898
(Cost $12,233,898)

TOTAL INVESTMENTS – 100.2% (Cost $4,835,041,416)		$5,912,010,369

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(11,997,335)

NET ASSETS – 100.0%		$5,900,013,034

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.3%
4,348	Curtiss-Wright Corp.	$ 597,024
5,287	Hexcel Corp.	421,004
21,025	Triumph Group, Inc.	582,602

		1,600,630

Air Freight & Logistics – 0.5%
13,495	Air Transport Services Group, Inc.*	332,112
4,315	XPO Logistics, Inc.*	356,807

		688,919

Airlines – 1.2%
24,942	JetBlue Airways Corp.*	480,633
17,113	SkyWest, Inc.	1,071,958

		1,552,591

Auto Components – 0.9%
22,018	BorgWarner, Inc.	925,857
12,570	Dana, Inc.	213,061

		1,138,918

Banks – 11.4%
9,256	Bank of Hawaii Corp.	834,058
9,632	BOK Financial Corp.	802,731
22,597	Columbia Banking System, Inc.	883,091
14,289	Commerce Bancshares, Inc.	957,792
11,897	Community Bank System, Inc.	807,211
5,266	Cullen/Frost Bankers, Inc.	492,687
20,347	East West Bancorp, Inc.	932,300
21,176	First Financial Bankshares, Inc.	732,054
21,759	Glacier Bancorp, Inc.	954,132
22,128	PacWest Bancorp	824,047
16,101	Pinnacle Financial Partners, Inc.	988,923
12,972	Prosperity Bancshares, Inc.	911,283
4,469	Signature Bank	551,296
6,538	South State Corp.	544,485
30,294	Synovus Financial Corp.	1,153,898
13,164	TCF Financial Corp.	559,338
10,427	Webster Financial Corp.	507,691
13,157	Wintrust Financial Corp.	893,492

		14,330,509

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – 0.2%
2,373	Medicines Co. (The)*	$ 199,807

Building Products – 0.8%
8,821	AO Smith Corp.	426,936
1,922	Armstrong World Industries, Inc.	184,551
5,461	Fortune Brands Home & Security, Inc.	345,463

		956,950

Capital Markets – 1.5%
8,897	Evercore, Inc., Class A	688,450
3,925	LPL Financial Holdings, Inc.	362,474
10,956	Stifel Financial Corp.	684,969
11,026	Virtu Financial, Inc., Class A	183,031

		1,918,924

Chemicals – 2.9%
12,800	Ashland Global Holdings, Inc.	917,760
18,680	Axalta Coating Systems Ltd.*	531,820
4,000	Celanese Corp.	502,280
2,296	CF Industries Holdings, Inc.	106,098
10,934	HB Fuller Co.	545,388
19,530	Huntsman Corp.	441,769
5,269	Ingevity Corp.*	475,843
1,830	W.R. Grace & Co.	122,299

		3,643,257

Communications Equipment – 1.7%
13,183	Ciena Corp.*	500,427
8,084	Lumentum Holdings, Inc.*	595,467
11,079	NetScout Systems, Inc.*	279,191
53,503	Viavi Solutions, Inc.*	803,615

		2,178,700

Construction & Engineering – 1.9%
19,068	AECOM*	826,216
10,861	Jacobs Engineering Group, Inc.	1,000,190
3,896	Valmont Industries, Inc.	557,673

		2,384,079

Construction Materials – 0.4%
3,452	Vulcan Materials Co.	489,735

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.6%
8,643	FirstCash, Inc.	$ 698,700

Containers & Packaging – 1.6%
5,113	Avery Dennison Corp.	666,582
10,165	Crown Holdings, Inc.*	771,523
37,273	Graphic Packaging Holding Co.	606,432

		2,044,537

Diversified Consumer Services – 1.0%
3,548	Bright Horizons Family Solutions, Inc.*	534,045
9,600	frontdoor, Inc.*	434,496
18,131	OneSpaWorld Holdings Ltd. (Bahamas)*	296,079

		1,264,620

Diversified Financial Services – 0.6%
12,540	Voya Financial, Inc.	730,831

Diversified Telecommunication Services – 0.6%
10,713	GCI Liberty, Inc., Class A*	760,516

Electric Utilities – 3.2%
11,217	ALLETE, Inc.	898,594
28,416	Alliant Energy Corp.	1,506,048
10,156	IDACORP, Inc.	1,066,888
10,458	Portland General Electric Co.	580,523

		4,052,053

Electrical Equipment – 1.7%
7,513	Hubbell, Inc.	1,104,561
43,583	nVent Electric PLC	1,076,936

		2,181,497

Electronic Equipment, Instruments & Components – 2.3%
3,436	Coherent, Inc.*	518,355
3,520	Littelfuse, Inc.	638,563
6,712	SYNNEX Corp.	824,301
22,990	Trimble, Inc.*	931,785

		2,913,004

Energy Equipment & Services – 0.9%
25,599	Apergy Corp.*	653,798

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
27,070	TechnipFMC PLC (United Kingdom)	$ 509,999

		1,163,797

Entertainment – 0.6%
9,876	Live Nation Entertainment, Inc.*	689,444
366	World Wrestling Entertainment, Inc., Class A	22,699

		712,143

Equity Real Estate Investment Trusts (REITs) – 13.3%
12,417	Camden Property Trust REIT	1,385,116
37,077	Columbia Property Trust, Inc. REIT	769,718
15,269	CyrusOne, Inc. REIT	951,259
31,060	Duke Realty Corp. REIT	1,092,691
55,302	Empire State Realty Trust, Inc., Class A REIT	772,016
19,548	Equity LifeStyle Properties, Inc. REIT	1,448,116
7,200	Federal Realty Investment Trust REIT	950,904
31,442	Healthcare Realty Trust, Inc. REIT	1,043,560
10,713	Highwoods Properties, Inc. REIT	520,116
21,738	Hudson Pacific Properties, Inc. REIT	778,220
3,861	Life Storage, Inc. REIT	422,857
7,026	Mid-America Apartment Communities, Inc. REIT	956,309
11,235	National Health Investors, Inc. REIT	909,923
38,642	Pebblebrook Hotel Trust REIT	1,012,420
3,479	PS Business Parks, Inc. REIT	614,357
54,780	RLJ Lodging Trust REIT	936,190
47,615	SITE Centers Corp. REIT	689,941
28,727	STAG Industrial, Inc. REIT	890,250
28,926	Urban Edge Properties REIT	599,636

		16,743,599

Food & Staples Retailing – 0.7%
4,502	Grocery Outlet Holding Corp.*	149,152
19,825	US Foods Holding Corp.*	788,440

		937,592

Food Products – 1.7%
6,717	Lamb Weston Holdings, Inc.	564,094
47,984	Nomad Foods Ltd. (United Kingdom)*	1,007,664

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
5,998	Post Holdings, Inc.*	$ 633,389

		2,205,147

Gas Utilities – 1.5%
14,222	Atmos Energy Corp.	1,521,185
8,339	New Jersey Resources Corp.	354,741

		1,875,926

Health Care Equipment & Supplies – 1.2%
9,739	Avanos Medical, Inc.*	337,554
5,214	Hill-Rom Holdings, Inc.	558,993
10,310	Integra LifeSciences Holdings Corp.*	628,807

		1,525,354

Health Care Providers & Services – 0.4%
15,227	Acadia Healthcare Co., Inc.*	489,700

Hotels, Restaurants & Leisure – 3.0%
22,364	Aramark	975,965
24,983	Boyd Gaming Corp.	734,750
2,868	Eldorado Resorts, Inc.*	153,467
11,548	Marriott Vacations Worldwide Corp.	1,418,556
1,322	Vail Resorts, Inc.	320,810
5,873	Wendy’s Co. (The)	125,917

		3,729,465

Household Durables – 1.3%
627	Helen of Troy Ltd.*	101,210
20,436	KB Home	706,677
3,050	Lennar Corp., Class A	181,932
6,388	TopBuild Corp.*	704,469

		1,694,288

Industrial Conglomerates – 0.4%
3,582	Carlisle Cos., Inc.	558,720

Insurance – 6.1%
9,356	American Financial Group, Inc.	1,026,447
25,994	Brown & Brown, Inc.	981,013
10,748	Globe Life, Inc.	1,104,464
7,206	Hanover Insurance Group, Inc. (The)	979,512
11,443	Kemper Corp.	845,867
4,765	Primerica, Inc.	637,748

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
5,531	Reinsurance Group of America, Inc.	$ 915,159
17,808	WR Berkley Corp.	1,210,944

		7,701,154

IT Services – 1.7%
4,332	CACI International, Inc., Class A*	1,036,734
12,080	Leidos Holdings, Inc.	1,097,347

		2,134,081

Leisure Equipment & Products – 0.5%
6,045	Polaris, Inc.	590,597

Leisure Products – 0.3%
7,201	Brunswick Corp.	423,203

Life Sciences Tools & Services – 3.1%
3,501	Bio-Rad Laboratories, Inc., Class A*	1,293,199
6,783	PerkinElmer, Inc.	630,141
5,320	PRA Health Sciences, Inc.*	578,869
20,625	QIAGEN NV.*	882,750
8,532	Syneos Health, Inc.*	468,492

		3,853,451

Machinery – 3.6%
22,782	Gardner Denver Holdings, Inc.*	771,626
3,792	IDEX Corp.	617,110
12,726	ITT, Inc.	888,020
10,876	Kennametal, Inc.	378,811
22,643	Rexnord Corp.*	715,293
21,356	Timken Co. (The)	1,123,112

		4,493,972

Media – 1.1%
22,046	Gray Television, Inc.*	446,211
7,315	Nexstar Media Group, Inc., Class A	787,899
7,397	TEGNA, Inc.	113,544

		1,347,654

Metals & Mining – 1.7%
2,323	Carpenter Technology Corp.	122,120
24,633	Commercial Metals Co.	526,161
53,144	Constellium SE*	751,456
226	Royal Gold, Inc.	26,503

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
21,992	Steel Dynamics, Inc.	$ 741,790

		2,168,030

Mortgage Real Estate Investment Trusts (REITs) – 2.4%
114,081	MFA Financial, Inc. REIT	873,860
16,313	PennyMac Mortgage Investment Trust REIT	376,667
52,990	Redwood Trust, Inc. REIT	857,378
59,301	Two Harbors Investment Corp. REIT	862,237

		2,970,142

Oil, Gas & Consumable Fuels – 2.6%
9,113	Brigham Minerals, Inc., Class A	176,427
26,852	Cabot Oil & Gas Corp.	428,021
4,147	Diamondback Energy, Inc.	320,729
55,659	Parsley Energy, Inc., Class A	833,772
30,021	Viper Energy Partners LP	712,098
86,883	WPX Energy, Inc.*	854,929

		3,325,976

Personal Products – 0.3%
22,283	BellRing Brands, Inc., Class A*	446,329

Pharmaceuticals – 0.8%
19,888	Catalent, Inc.*	1,033,977

Professional Services – 0.5%
9,252	ASGN, Inc.*	619,977

Real Estate Management & Development – 0.9%
38,503	Cushman & Wakefield PLC*	746,573
15,930	Kennedy-Wilson Holdings, Inc.	360,178

		1,106,751

Road & Rail – 2.1%
20,637	Knight-Swift Transportation Holdings, Inc.	763,363
6,018	Old Dominion Freight Line, Inc.	1,152,989
7,906	Saia, Inc.*	750,279

		2,666,631

Semiconductors & Semiconductor Equipment – 1.6%
7,705	Cree, Inc.*	340,638

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
14,044	Entegris, Inc.	$ 664,562
13,760	Marvell Technology Group Ltd.	362,851
6,299	MKS Instruments, Inc.	669,458

		2,037,509

Software – 1.6%
8,730	Cornerstone OnDemand, Inc.*	538,379
4,749	LogMeIn, Inc.	370,327
43,471	Nuance Communications, Inc.*	779,435
14,017	Teradata Corp.*	372,292

		2,060,433

Specialty Retail – 2.8%
3,124	Aaron’s, Inc.	182,442
2,260	Asbury Automotive Group, Inc.*	250,498
2,450	Burlington Stores, Inc.*	551,250
7,568	Dick’s Sporting Goods, Inc.	346,690
6,075	Five Below, Inc.*	751,538
3,095	Group 1 Automotive, Inc.	319,064
17,241	Michaels Cos., Inc. (The)*	141,031
2,359	RH*	484,987
6,470	Williams-Sonoma, Inc.	449,018

		3,476,518

Textiles, Apparel & Luxury Goods – 0.8%
1,903	Columbia Sportswear Co.	176,027
3,123	Deckers Outdoor Corp.*	525,226
3,545	Levi Strauss & Co., Class A(a)	59,485
2,810	PVH Corp.	272,458

		1,033,196

Thrifts & Mortgage Finance – 1.0%
49,319	MGIC Investment Corp.	710,687
14,087	Washington Federal, Inc.	518,542

		1,229,229

Trading Companies & Distributors – 1.8%
19,446	Beacon Roofing Supply, Inc.*	576,574
3,380	United Rentals, Inc.*	517,309
25,495	Univar Solutions, Inc.*	597,093

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,270	Watsco, Inc.	$ 581,962

		2,272,938

TOTAL COMMON STOCKS (Cost $111,176,782)		$124,356,256

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,039,494	1.613%	$ 1,039,494
(Cost $1,039,494)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $112,216,276)		$125,395,750

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,223	1.613%	$ 2,223
(Cost $2,223)

TOTAL INVESTMENTS – 99.4% (Cost $112,218,499)		$125,397,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		694,569

NET ASSETS – 100.0%		$126,092,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”), assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,999,181	$—	$—
Europe	28,036,020	—	—
North America	342,414,762	—	—
Investment Company	461,472	—	—

Total	$374,911,435	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$392,440	$—	$—
North America	6,271,669	—	—
Investment Company	145,651	—	—

Total	$6,809,760	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$13,204,028	$—	$—
North America	454,788,611	—	—
Investment Company	1,521,637	—	—

Total	$469,514,276	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,130,883	$—	$—
North America	1,153,387,595	—	—
Investment Company	15,332,543	—	—

Total	$1,194,851,021	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$28,814,436	$—	$—
North America	5,780,499,627	—	—
South America	25,513,407	—	—
Investment Company	64,949,001	—	—
Securities Lending Reinvestment Vehicle	12,233,898	—	—

Total	$5,912,010,369	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,517,663	$—	$—
North America	122,838,593	—	—
Investment Company	1,039,494	—	—
Securities Lending Reinvestment Vehicle	2,223	—	—

Total	$125,397,973	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.